Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding as of December 31, 2021 and 2022 not provided for in the consolidated financial statements were as follows:

	As of December 31,
	2021	2022
Contracted for payable of student related uniform, luggage, and teaching materials	21,044	26,707

(b)	Lease commitments

The Group’s lease commitments are disclosed in Note 12.